UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lampe, Conway & Co. LLC

Address:  680 Fifth Avenue
          12th Floor
          New York, New York  10019

13F File Number: 28-12129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard F. Conway
Title:    Managing Member
Phone:    (212) 581-8989

Signature, Place and Date of Signing:


/s/ Richard F. Conway            New York, New York            August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $164,162
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   28-12130                 LC Capital Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2008
          COLUMN 1                 COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COL 7   COULMN 8
                                                                                                                      VOTING
                                                                VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER  AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS      CUSIP     (x $1000)   PRN AMT    PRN CALL   DISCRETION   MNGRS  SOLE SHARED NONE

AMBASSADORS INTL INC           NOTE 3.750% 4/1    023178AA4        803     1,500,000          shared-defined         x
ARBINET THEXCHANGE INC         COM                03875P100      8,074     2,080,932          shared-defined         x
CADIZ INC                      COM NEW            127537207      5,043       312,852          shared-defined         x
CAL DIVE INTL INC DEL          COM                12802T101      5,070       354,825          shared-defined         x
COMSYS IT PARTNERS INC         COM                20581E104      3,971       435,427          shared-defined         x
DDI CORP                       COM 0.0001 NEW     233162502      4,055       679,358          shared-defined         x
DAYSTAR TECHNOLOGIES INC       COM                23962Q100     20,909     4,575,183          shared-defined         x
EASTMAN KODAK CO               COM                277461109     13,004       901,200          shared-defined         x
IBASIS INC                     COM NEW            450732201      7,837     2,389,438          shared-defined         x
MIRANT CORP NEW                *W EXP 01/03/201   60467R118        612        33,856          shared-defined         x
MIRANT CORP NEW                *W EXP 01/03/201   60467R126     23,574     1,230,386          shared-defined         x
MUELLER WTR PRODS INC          COM SER B          624758207      2,739       320,776          shared-defined         x
NEW GENERATION BIOFUELS HLDG   COM                644461105        294        63,200          shared-defined         x
NEXCEN BRANDS INC              COM                653351106        162       289,138          shared-defined         x
NORTHWEST AIRLS CORP           COM                667280408      3,882       582,900          shared-defined         x
PARTICLE DRILLING TECHNOLOGI   COM                70212G101      8,376     3,336,962          shared-defined         x
QUADRAMED CORP                 COM                74730w101      3,381       336,380          shared-defined         x
RCN CORP                       COM NEW            749361200      5,975       554,296          shared-defined         x
SILICON GRAPHICS INC           COM NEW            827056300      6,746     1,224,339          shared-defined         x
SPECTRUM BRANDS INC            COM                84762L105        748       293,260          shared-defined         x
TERRESTAR CORP                 COM                881451108      8,471     1,166,105          shared-defined         x
THERMADYNE HLDGS CORP NEW      COM PAR  0.01      883435307      3,706       250,598          shared-defined         x
CITADEL BROADCASTING CORP      COM                1728T106       1,807     1,481,451          shared-defined         x
KING PHARMACEUTICALS INC       COM                495582108      3,822       365,046          shared-defined         x
SEPRACOR INC                   COM                817315104      3,024       151,826          shared-defined         x
Fibertower                     Note 9% 11/15/12   31567RAC4     18,075    24,100,000          shared-defined         x

SK 02979 0001 905395